CONTINGENCIES AND OTHER MATTER (Narrative) (Details) $ in Millions, $ in Millions	1 Months Ended		12 Months Ended
	Jun. 30, 2013 USD ($)	Apr. 30, 2013 USD ($)	Dec. 31, 2017	Jun. 30, 2013 CAD ($)
Statement [Line Items]
Gains on litigation settlements		$ 93.8
Proceeds from litigation settlement	$ 14.1
Estimated financial effect of contingent assets	$ 64.9			$ 81.5
Explanation of general nature of dispute and of reason for non-disclosure of information regarding contingent asset			However, there can be no guarantee that the remainder of the judgment amount will be recovered and it is likely that it will be necessary to take additional action in Mexico and/or elsewhere to recover the balance. Therefore, as at December 31, 2017, the Company has not accrued any of the remaining $64.9 million (CAD$81.5 million) unpaid judgment in favour of the Company.